Ally Master Owner Trust
Monthly Servicing Report
October 15, 2012

ADDITIONAL PRINCIPAL RECEIVABLE STATISTICS

As of September 30, 2012

		# of	$ Per	% of Total
		Vehicles	Vehicle	Pool

Pool Balance
New Auto	$13,867,250,972.77	421,970	$32,863.12	89.1%
Used Auto	$1,625,238,487.54	93,499	$17,382.42	10.4%
Medium Duty Trucks	$11,513,999	296	$38,898.65	0.1%
Less Dealer Reserve	$1,136,546,765.9
Total	$14,367,456,693.41	515,765		99.6%

Ally Bank Retained Receivables
New Auto	$20,891,063	717	$29,136.77	0.1%
Used Auto	$2,907,310.34	151	$19,253.71	0.0%
Medium Duty Trucks	$0.00	—	$0.00	0.0%
DPP	$35,091,872.15	1,525	$23,011.06	0.2%
Other	$0.00	—		0.0%
Total	$58,890,245.49	2,393		0.4%

Ending Aggregate Balance of All Receivables, net of Dealer Reserves, in the Accounts (including retained property)	$14,426,346,938.9	518,158		100.0%
Dealer Reserve	$1,136,546,765.9
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)	$15,562,893,704.80	518,158		100.0%

			# of	% of Total
			Dealers	Pool
Distribution by Dealer Credit Status
Satisfactory	Eligible	$14,592,359,128.22	2,872	93.8%
Limited	Eligible	$903,147,905.76	186	5.8%
Programmed	Eligible	$8,181,137.33	7	0.1%
No-Credit	Eligible	$315,288	5	0.0%
Satisfactory	Ineligible	$40,051,861.3	N/A	0.3%
Limited	Ineligible	$2,246,331.18	N/A	0.0%
Programmed	Ineligible	$16,592,053.01	N/A	0.1%
No-Credit	Ineligible	$0.00	N/A	0.0%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$15,562,893,704.80	3,070	100.0%

			# of	% of Total
			Vehicles	Pool
Total Pool Balance by Age Distribution
1-120 Days		$11,894,710,317.38	400,563	76.4%
121-180 Days		$1,560,063,199.06	51,070	10.0%
181-270 Days		$1,339,057,991.57	41,960	8.6%
Over 270 Days		$769,062,196.79	24,565	4.9%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$15,562,893,704.80	518,158	100.0%

This Servicer Certificate relates only to AMOT. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AMOT will perform in the future.